Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 10. Stockholders’ Equity

(a) Stock options and stock award activity

The following table illustrates the common stock options granted during the nine months ended September 30, 2018:

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Consultants	January - September 2018	15,000	$0.34	$0.29	Immediately	Volatility	114 -118%
						Risk free interest rate	2.22 -2.82%
						Expected term, in years	6
						Dividend yield	0.00%
Management,	January - September 2018	57,000	$0.25	$0.22	2 years	Volatility	118%
Directors and						Risk free interest rate	2.96%
Employees						Expected term, in years	6
						Dividend yield	0.00%

The following table illustrates the common stock options granted during the nine months ended September 30, 2017:

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Management,	January - September 2017	366,500	$4.00	$2.60	1-3 years	Volatility	109-115%
Directors and						Risk free interest rate	2.22-2.53%
Employees						Expected term, in years	6-10
						Dividend yield	0.00%

The following table illustrates the stock awards during the nine months ended September 30, 2018.

Title	Grant date	No. of stock awards	Weighted average grant date fair value	Vesting terms
Consultants	January - September 2018	100,000	$0.38	Immediately

The fair value of stock awards was determined using the share price on the date of grant.

There were no stock awards during the nine months ended September 30, 2017.

The following table summarizes information about stock option activity for the nine months ended September 30, 2018:

	Options
	No. of options	Weighted average exercise price	Exercise price range	Weighted average grant date fair value	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	519,014	$9.80	$0.80 - $80.00	$9.40	$-
Granted	72,000	$0.27	$0.25-$0.34	$0.23	$-
Forfeited/cancelled	(111,351)	$22.23	$2.68-$80.00	$19.12	-
Outstanding at September 30, 2018	479,663	$5.40	$0.25 - $61.00	$5.80	$-
Exercisable at September 30, 2018	356,787	$7.00	$0.25 - $61.00	$7.60	$-

As of September 30, 2018, unamortized stock-based compensation for stock options was $0.1 million, with a weighted-average recognition period of approximately 2.1 years.

(b) Warrants

The following table illustrates warrants granted during the nine months ended September 30, 2018:

Title	Grant date	No. of warrants	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Investors	January - September 2018	474,667	$0.47	$0.19	Six months	Volatility	118%
						Risk free interest rate	2.90%
						Expected term, in years	5
						Dividend yield	0.00%

The following table illustrates warrants granted during the nine months ended September 30, 2017:

Title	Grant date	No. of warrants	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Investors	January - September 2017	52,910	$10.00	$3.80	Immediately	Volatility	109%
						Risk free interest rate	1.89%
						Expected term, in years	5
						Dividend yield	0.00%

Noteholders	January - September 2017	387,597	$0.86	$1.96	Immediately	Volatility	105%
						Risk free interest rate	1.91%
						Expected term, in years	5
						Dividend yield	0.00%

The following table summarizes information about warrants outstanding at September 30, 2018:

	Number of Warrants	Weighted Average Exercise Price	Exercise price range
Warrants outstanding at December 31, 2017	18,695,677	$3.00	$0.86-$200.00
Warrants issued	474,667	0.47	$0.47
Warrants increased	4,004,147	0.08	$0.08
Warrants exercised	(34,820)	.08	.08
Outstanding and exercisable at September 30, 2018	23,139,671	$1.61	$0.08-$200.00

The 83,333 warrants issued with the April 2017 Convertible Notes were valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if the Company completes a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision. During the nine months ended September 30, 2018, the number of warrants increased by 4,004,147 to 4,391,744 and the exercise price lowered to $0.0759 due to the above provision. Based on the above provision, we recorded a deemed dividend for the three and nine months ended September 30, 2018 of $441,000 and $441,000, respectively, based on the change in fair value, in our consolidated statement of operations.

Stock-based compensation expense for stock options and awards and warrants for the three months ended September 30, 2018 and 2017 was $9,000 and $180,000, respectively, which has not been tax-effected due to the recording of a full valuation allowance against net deferred tax assets. Stock-based compensation expense for stock options and awards and warrants for the nine months ended September 30, 2018 and 2017 was $131,000 and $345,000, respectively, which has not been tax-effected due to the recording of a full valuation allowance against net deferred tax assets.

(c) Series E Convertible Preferred Stock

For the nine months ended September 30, 2018, 8,478 shares of Series E Convertible Preferred Stock were converted into 23,825,614 shares of our common stock.

As of September 24, 2018, we notified the holders of Series E Convertible Preferred Stock that funds are not legally available for the payment of dividends and that such dividends shall accrete to and increase the outstanding stated value of the Series E Convertible Preferred Stock and shall thereafter no longer be accrued and unpaid dividends. As of September 30, 2018, dividends in accrued expenses of $396,000 were adjusted and recorded in additional paid in capital. For the nine months ended September 30, 2018, we recorded dividends of approximately $342,000.

Note 10. Stockholders’ Equity

(a) Stock options and stock award activity

The following table illustrates the common stock options granted for the years ended December 31, 2017 and 2016:

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Management, Directors and Employees	January – December 2017	366,500	$2.60	$2.40	0 to 3.0 years	Volatility	109.42% -114.20%
						Risk free interest rate	2.01%-2.53%
						Expected term, in years	6.00-10.00
						Dividend yield	0.00%

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Management, Directors and Employees	January – December 2016	138,500	$11.20	$7.20	0 to 3.0 years	Volatility	91.55% -107.35%
						Risk free interest rate	1.35%-2.06%
						Expected term, in years	6.00-10.00
						Dividend yield	0.00%

Consultants	January – December 2016	24,250	$6.20	$4.60	0 to 1.0 years	Volatility	91.55% - 102.12%
						Risk free interest rate	1.39% -1.56%
						Expected term, in years	10.00
						Dividend yield	0.00%

The following table illustrates the stock awards granted for the years ended December 31, 2017 and 2016:

Title	Grant date	No. of stock awards	Weighted average grant date fair value	Vesting terms
Consultant	January - December 2017	250,000	$0.90	Immediately
Consultant	January - December 2016	45,000	$8.80	Immediately

The following table summarizes information about stock option activity for the years ended December 31, 2017 and 2016:

	Options
		Weighted		Weighted	Aggregate
		Average		Average	Intrinsic
	Number	Exercise	Exercise Price	Grant Date	Value
	of Options	Price	Range	Fair Value	(000)s

Outstanding at January 1, 2016	249,450	$31.20	$0.80-80.00	$39.40	$-
Granted	162,750	$9.20	$5.40-14.60	$6.80	-
Exercised	(23,835)	$0.80	$0.80	$33.60	-
Forfeited/Expired	(17,608)	$24.60	$8.00-71.60	$21.20	-
Outstanding at December 31, 2016	370,757	$23.80	$0.80-80.00	$27.60	-
Granted	366,500	2.60	$1.10-4.00	$2.40	-
Exercised	-	$-	-	$-	-
Forfeited/Expired	(218,243)	$23.20	$0.80-71.60	$21.20	-
Outstanding at December 31, 2017	519,014	$9.80	$0.80-80.00	$9.40	-
Exercisable at December 31, 2017	345,638	$13.40	$0.80-80.00	$13.20	$-

Stock-based compensation expense for the years ended December 31, 2017 and 2016 was $0.5 million and $2.0 million, respectively, which has not been tax-effected due to the recording of a full valuation allowance against net deferred tax assets. As of December 31, 2017, unamortized stock-based compensation for stock options and stock awards was $0.3 million, with a weighted-average recognition period of approximately 1.7 years, respectively.

(b) Warrants

The following table summarizes information about warrants outstanding at December 31, 2017 and 2016:

	Number of	Weighted Average	Exercise Price
	Warrants	Exercise Price	Range
Warrants outstanding at January 1, 2016	534,607	$78.60	$33.20-1,312
Warrants issued (1)	64,911	$14.80	$9.40-20.00
Expired	(19,128)	$404.40	$28.00-1,312
Warrants outstanding at December 31, 2016	580,390	$60.80	$9.40-200.00
Warrants issued (2)	18,116,507	$1.20	$4.00-10.00
Expired	(1,220)	$188.40	$170-200
Warrants outstanding at December 31, 2017	18,695,677	$3.00	$9.40-200.00
Warrants exercisable at December 31, 2017	18,695,577	$3.00	$9.40-200.00

1)
Includes warrants to purchase an aggregate of 25,000 shares of our common stock, at an exercise price of $20.00 per share, exercisable immediately and expiring five years after the issuance date, issued in connection with the July 29, 2016 securities purchase agreement with certain institutional investors for issuance and sale of 158,730 shares of our common stock, for aggregate gross proceeds of $1.0 million as discussed below.

2)
Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.

(c) Capital Access Agreements

April 19, 2016 Capital Access Agreement

On April 19, 2016, we entered into a Capital Access Agreement (“April 2016 Agreement”) with Regatta Select Healthcare, LLC (“Regatta”) providing for the purchase up to 175,000 shares of our common stock over a twelve month term beginning on the date of the agreement. The purchase price per share is equal to 83% of the lowest trading price of our common stock on NASDAQ during the five consecutive trading days immediately following the date of such Put Notice (the “Put Date”) (all as defined in the April 2016 Agreement). The number of shares that may be purchased under each Put Notice was subject to a ceiling of the lesser of (a) $250,000 in market value of Purchase Shares or (b) 200% of average daily volume of our shares traded on NASDAQ, computed using the 10 business days prior to the Put Date multiplied by the average of the daily closing price for the 10 business days immediately preceding the Put Date. The Purchase Price was additionally subject to a floor price equal to 75% of the average closing bid price for our common stock for the 10 trading days prior to the Put Date. We sold all 175,000 shares to Regatta during the year ended December 31, 2016 for aggregate gross proceeds of $0.8 million. We incurred approximately $0.1 million in transaction fees related to this transaction.

June 10, 2016 Capital Access Agreement

On June 10, 2016, we entered into a second Capital Access Agreement (“June 2016 Agreement”) with Regatta providing for the purchase of up to 185,000 shares of our common stock over a twelve month term beginning on the date of the agreement. The purchase price per share is equal to 83% of the lowest trading price of our common stock on NASDAQ during the five consecutive trading days immediately following the date of such Put Notice (the “Put Date”) (all as defined in the June 2016 Agreement). The number of shares that may be purchased under each Put Notice was subject to a ceiling of the lesser of (a) $250,000 in market value of Purchase Shares or (b) 200% of average daily volume of our shares traded on NASDAQ, computed using the 10 business days prior to the Put Date multiplied by the average of the daily closing price for the 10 business days immediately preceding the Put Date. The Purchase Price was additionally subject to a floor price equal to 75% of the average closing bid price for our common stock for the 10 trading days prior to the Put Date. We sold all 185,000 shares to Regatta during the year ended December 31, 2016 for aggregate gross proceeds of $1.1 million. We incurred approximately $0.1 million in transaction fees related to this transaction.

(d) Share Purchase Agreements and Amendments to Share Purchase Agreements

During the second quarter of 2016, we entered into share purchase agreements with two investors, CrystalClear Group, Inc. (“Crystal”) and Dr. Jean-Marc Menat to sell a total of 48,333 restricted shares of our common stock at a price of $7.20 per share for aggregate gross proceeds of $0.3 million.

On December 16, 2016, we entered into amendment to the securities purchase agreement (the “SPA Amendment”) with Crystal, effective as of December 14, 2016. The SPA Amendment amends the Securities Purchase Agreement to adjust the per share purchase price paid by Crystal to $8.50 per share. Pursuant to the SPA Amendment, the Investor returned 4,248 shares to us in the first quarter of fiscal 2017.

In consideration of the entering into the SPA Amendment by Crystal, we agreed to issue to the Crystal a five-year warrant to purchase an aggregate of 9,259 shares at an exercise price of $10.00 per share, which Warrant shall not be exercisable until six months after the date of issuance.

On December 27, 2016, the Company and Dr. Jean-Marc Menat (“Dr. Menat”) entered into Amendment No. 1 to the Securities Purchase Agreement which amends the securities purchase agreement to adjust the per share price paid by Dr. Menat to $8.82 per share. Pursuant to the SPA Amendment, Dr. Menat returned 3,776 shares to us in the first quarter of fiscal 2017. In consideration of the entering into of the SPA Amendment with Dr. Menat, we agreed to issue to Dr. Menat a five-year warrant to purchase an aggregate of 6,852 shares at an exercise price of $10.00 per share, which warrant shall not be exercisable until six months after the date of issuance the warrant.

On July 29, 2016, we entered into a securities purchase agreement with certain institutional investors for issuance and sale of 158,730 shares of our common stock, for aggregate gross proceeds of $1.0 million. Under this securities purchase agreement, we also agreed to issue to the institutional investors warrants to purchase 25,000 shares of common stock. The warrants were sold concurrently with the sale of the shares of common stock, pursuant to the securities purchase agreement, in a concurrent private placement. The warrants are exercisable for a period of five years from the date of issuance at an exercise price equal to $20.00 per share. Pursuant to this securities purchase agreement, we also agreed to pay to the institutional investors a commitment fee of $100,000, in cash or alternatively, 17,500 shares of common stock. We incurred an additional $40,000 in transaction fees related to this transaction. The proceeds received for the issuance of the common stock was recorded in stockholder’s equity in our consolidated balance sheet. Transaction fees and the value of the consideration paid to the institutional investors were recorded as a reduction to additional paid in capital in our consolidated balance sheets. On January 10, 2017, the Company and the institutional investors signed an amendment to the securities purchase agreement whereby the institutional investors agreed to give us an additional $238,095, in exchange for five year warrants to purchase 52,910 shares of common stock at an exercise price of $10.00

On September 6, 2016, we entered into a stock purchase agreement with an existing stockholder for the sale of 200,000 shares of our common stock for gross proceeds of $2.0 million. These shares of common stock were issued in a registered direct offering pursuant to a prospectus supplement filed with the SEC on September 7, 2016, in connection with a takedown from the Registration Statement on Form S-3 (File No. 333-198647).

(e) Equity Lines

November 2016 Equity Line

On November 17, 2016, we entered into a Common Stock Purchase Agreement (“CS Purchase Agreement”) with HLHW (“Buyer”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, we have the right to sell to Buyer up to $10.0 million in shares of our common stock.

Beginning on the day following November 17, 2016, the date that certain closing conditions in the CS Purchase Agreement were satisfied (the “Commencement Date”), we shall have the right, but not the obligation, to direct Buyer via written notice (a “Purchase Notice”) to purchase up to a specific number of shares of our common stock (the “Purchase Shares”). The per share purchase will be equal to: (i) from 9:30am to 4:00pm Eastern Time of the regular session of any trading day, lowest intra-day bid price or (ii) if after the close of the regular session on any trading day, then such trading day’s closing bid price on Nasdaq. We shall have the obligation to sell and Buyer shall have the obligation to purchase at the Purchase Price a number of Purchase Shares with an aggregate value of $2.0 million of Purchase Shares on or before December 31, 2016 which we had met prior to December 31, 2016.

We shall not issue, and the Buyer shall not purchase any shares of common stock under the CS Purchase Agreement, if such shares proposed to be issued and sold, when aggregated with all other shares of common stock then owned beneficially (as calculated pursuant to Section 13(d) of the 1934 Act and Rule 13d-3 promulgated thereunder) by the Buyer and its affiliates would result in the beneficial ownership by the Buyer and its affiliates of more than 4.99% of the then issued and outstanding shares of common stock of the Company, unless waived in writing by Buyer. Shares of Common Stock were issued pursuant to our “shelf” registration statement on Form S-3 (File No. 333-198647), previously filed with the U.S. Securities and Exchange Committee (“SEC”) on September 8, 2014, as amended on October 3, 2014, and that was declared effective by the SEC on October 28, 2014.

At any time after the Commencement Date, the CS Purchase Agreement may be terminated by the mutual written consent of us and Buyer and upon the meeting of certain conditions as defined in the CS Purchase Agreement. In addition, at any time after the Commencement Date, we shall have the option to terminate the CS Purchase Agreement for any reason or for no reason by delivering notice to Buyer electing to terminate the CS Purchase Agreement without any liability whatsoever except that we must transmit to Buyer a termination fee of $250,000 in cash or shares, at Buyer’s election with such shares to be valued at the Purchase Price, within two (2) Business Days following delivery of such notice of termination. Net proceeds to uswill depend on the Purchase Price and the frequency of the our sales of Purchase Shares to Buyer.

As part of the CS Purchase Agreement, we paid $0.7 million in commitment fees through delivery of shares of its common stock and recorded the fees as a reduction to additional paid in capital during the fourth quarter of 2016. We also agreed to pay Buyer legal fees related to the CS Purchase Agreement of $35,000. In addition, we also agreed to pay on each Purchase Date and on each Additional Purchase Date (each as defined in the CS Purchase Agreement) 1.75% of such aggregate proceeds representing the fees and expenses of Buyer’s advisers, counsel, accountants and other experts. As of December 31, 2016, the Company sold 625,000 shares of its common stock to Buyer for gross proceeds of $2.4 million.

During the first quarter of 2017, we sold 1,100,000 shares of common stock to Buyer for gross proceeds of $4.0 million, of which $0.2 million was received as an advance during the fourth quarter of 2016, and we paid $70,000 in financing related fees. In June 2017, Buyer returned the shares of our common stock received as commitment fees and the CS Purchase Agreement was terminated.

February 2017 Equity Line

On February 3, 2017, we entered into a second Common Stock Purchase Agreement with HLHW (the “February 2017 CS Purchase Agreement”) providing for the purchase by HLHW of up to $3,057,100 of shares of our common stock. Purchase of stock were contingent on the effectiveness of a registration statement covering the shares. On March 22, 2017, we filed a prospectus supplement which amended, supplemented and superseded our prospectus supplement dated February 3, 2017 and its accompanying prospectus dated October 28, 2014 related to the February 2017 CS Purchase Agreement, dated February 3, 2017 to register the shares to be issued under the February 2017 CS Purchase Agreement.

In March 2017, we were advised that NASDAQ rules required us to obtain shareholder approval prior to issuing any stock to HLHW pursuant to the February 2017 CS Purchase Agreement because the issuance was “below market” and represented an aggregate amount of shares greater than 20% of the total number of our common shares outstanding. Accordingly, effective March 22, 2017, we halted all future offers and sales of common stock under the February 2017 CS Purchase Agreement and reduced the amount of potential future offers and sales under the February CS Purchase Agreement to zero.

March 2017 Equity Line

On March 22, 2017, we entered into another Common Stock Purchase Agreement with HLHW (the “March 2017 CS Purchase Agreement”) providing for the purchase by HLHW of up to $1.6 million of shares of our common stock. We paid HLHW a cash commitment fee of $1.0 million.

The number of shares that may be purchased under each “Purchase Notice” is subject to a ceiling of up to 25,000 shares or an aggregate purchase price of $250,000, at a price not below the closing bid price of our common stock on the day preceding the date of execution of the March 2017 CS Purchase Agreement (“Floor Price”), subject to certain exceptions to the ceiling specified in the agreement. The shares of common stock were issued pursuant to our “shelf” registration statement on Form S-3 (File No. 333-198647) filed with the United States Securities and Exchange Committee (“SEC”) on September 8, 2014, as amended on October 3, 2014, and declared effective by the SEC on October 28, 2014.

We issued a total of 496,895 shares of our common stock for gross proceeds of $1.6 million to HLHW during the year ended December 31, 2017 and paid $48,000 in financing related fees. Also, we agreed to pay on each Purchase Date and on each Additional Purchase Date (each as defined in the November 2016 CS Purchase Agreement) 1.75% of the aggregate proceeds as reimbursement to HLHW of professional fees.

(f) Convertible Preferred Stock

Series E Convertible Preferred Stock

On October 23, 2017, we consummated a public offering of units for gross proceeds of $18,000,000, which excludes underwriting discounts and commissions and offering expenses. The units, priced at a public offering price of $1,000 per unit, consists of one share of Series E Convertible Preferred Stock (the “Series E Stock”) and 982 warrants (the “Warrants”) for a total of 18,000 units. Each Warrant entitles the holder to purchase one share of our common stock for a total of 17,676,000 shares of our common stock. The Warrants are initially exercisable at an exercise price of $1.10 per share and expire 7 years from the date of issuance.

The Series E Stock is convertible into shares of common stock by dividing the stated value of the Series E Stock ($1,080) by the Conversion Price. The “Conversion Price” is as follows: (i) for the first 40 trading days following the closing of the offering, $1.10 per share of common stock (the “Set Price”), and (ii) after such 40 trading days, the lesser of (a) the Set Price and (b) 87.5% of the lowest volume weighted average price for our common stock during the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to a floor of $0.66, except in the event of anti-dilution adjustments. The Conversion Price is subject to appropriate adjustment in the event of recapitalization events, stock dividends, dilutive issuances, stock splits, stock combinations, reclassifications, reorganizations or similar events affecting our common stock. Further, the Set Price is subject to full ratchet adjustment if we issue or are deemed to issue additional shares of our common stock at a price per share less than the then effective Set Price.

Holders of Series E Stock are entitled to receive cumulative dividends at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the original issue date and continuing for a period of twenty four (24) months thereafter.

The securities were offered pursuant to a registration statement on Form S-1 (File No. 333-220413), which was declared effective by the United States Securities and Exchange Commission ("SEC") on October 18, 2017.

We accounted for the Series E Stock and Warrants as permanent equity in accordance with ASC 480 “Distinguishing Liabilities from Equity”. We performed a valuation of the Series E Stock and Warrants. The Warrants were valued using a Black-Scholes model. Based upon that valuation, we allocated the net proceeds between the Series E Stock and Warrants of approximately $8,690,000 and $7,355,000, respectively, based on their relative fair value. In addition, we evaluated the conversion feature of the Series E Stock to assess whether it met the definition of a beneficial conversion feature (“BCF”). Assuming all 18,000 shares of Series E Stock will convert into common stock at the $1.10 price, and taking the 8% original issue discount into consideration, we will issue 17,672,727 shares of common stock, which provides an effective conversion price of $0.28 for accounting purposes. As the fair value of a share of common stock of $0.94 exceeded the effective conversion price of approximately $0.55 at the issuance date, the Series E Stock contained a BCF. The intrinsic value of the BCF of approximately $6,864,000 was recorded as a discount to the Series E Stock and a credit to additional paid in capital. The BCF was immediately recorded as a deemed dividend.

For the year ended December 31, 2017, 5,809 shares of Series E Stock were converted into 6,922,992 shares of our common stock and dividends of $864 were converted into 786 shares of our common stock.

For the year ended December 31, 2017, we recorded dividends of $231,698.

Discover Series D Preferred Stock

During 2015, we entered into Stock Purchase Agreements (the “Purchase Agreements”) with Discover Growth Fund (“Discover”) pursuant to which we agreed to issue and sell up to an aggregate of 1,263 shares of our Series D Redeemable Convertible Preferred Stock (“Series D Preferred Stock”), par value $0.0001 per share, which were convertible into shares of our common stock, at a purchase price of $10,000 per share, for total gross proceeds of $12.0 million after taking into account a 5% original issue discount which was received in two tranches of $9.0 million on July 28, 2015 and $3.0 million on September 29, 2015.

The Series D Preferred Stock was convertible at a price of $50.00 per share (“Conversion Price”) and had a six and one half year maturity term, at which time it would have converted automatically into shares of common stock based on the Conversion Price. The Series D Preferred Stock bore an accrued annual dividend rate which ranged from 0% to 15%, based on certain adjustments and conditions, including changes in the volume weighted average price of the our common stock. Upon conversion, we were obligated to pay the holders of the Series D Preferred Stock being converted a conversion premium equal to the amount of dividends that such shares would have otherwise been issued if they had been held through the entire 6.5-year term.

The dividends and conversion premium was payable at our option in shares of common stock with the number of shares issued calculated as follows: (i) if there was no triggering event (as such term is defined in the Certificate of Designations), 90.0% of the average of the five lowest individual daily volume weighted average prices during the applicable measurement period, which may be non-consecutive, less $1.00 per share of common stock, not to exceed 100% of the lowest sales price on the last day of such measurement period, less $1.00 per share of common stock, or (ii) following a triggering event, 80.0% of the lowest daily volume weighted average price during any measurement period, less $1.00 per share of common stock, not to exceed 80.0% of the lowest sales price on the last day of any measurement period, less $1.00 per share of common stock. In addition, in a triggering event the dividend rate would adjust upwards by 10%.

We accounted for the Series D Preferred Stock as mezzanine equity in accordance with ASC 480 “Distinguishing Liabilities from Equity,” because upon liquidation, we are required to redeem the outstanding Series D Preferred Stock for cash. The conversion premium and the dividends associated with the Series D Preferred Stock contained an anti-dilution feature within the dividend rate, which fluctuated inversely to the changes in the value of our stock price. The conversion premium and dividends with the features noted above were to be redeemed upon conversion of the Series D Preferred Stock. We analyzed the conversion premium and dividends with the features noted and had determined that liability treatment was appropriate. Therefore, we bifurcated the conversion premium and the dividends from the Series D Preferred Stock for financial reporting purposes. Initial and subsequent measurements of this derivative liability were at fair value, with changes in fair value recognized in our consolidated statement of operations on a quarterly basis.

Upon closing of the $9.0 million financing, the two co-placement agents received an aggregate of $0.6 million and each received warrants to purchase 13,750 shares of the our common stock at an exercise price of $50.00 per share, exercisable commencing six months following the issuance date and ending five years following the issuance date. We valued the warrants issued to the placement agents using the Black-Scholes options-pricing model and calculated a fair value of $0.6 million, which we recorded as a reduction to the Series D Preferred Stock in the consolidated balance sheet. Upon closing of the additional $3.0 million financing, the co-placement agents received an aggregate of $0.2 million in cash and each received warrants to purchase 5,700 shares of our common stock at an exercise price of $50.00 per share, exercisable six months following the issuance date and ending five years following the issuance date. We valued the warrants issued to placement agents using the Black-Scholes options-pricing model and calculated a fair value of $0.2 million.

We paid legal fees of $0.1 million, which were recorded as a reduction of the Series D Preferred Stock in the consolidated balance sheets. Total Series D Preferred Stock issuance costs of approximately $1.7 million were recorded as a reduction of the Series D Preferred Stock in the consolidated balance sheets as of December 31, 2015.

During 2015, Discover converted 300 shares of Series D Preferred Stock into 60,000 of our common stock and the Company issued an additional 165,586 of common stock to Discover as payment of dividends and conversion premium. We recorded a proportionate amount of the Series D Preferred Stock as a deemed dividend of $2.4 million upon conversion, which was charged to additional paid-in capital. In addition, during 2015, $3.0 million was credited to additional paid-in capital from the conversion of the 300 shares of Series D Preferred Stock.

During 2016, a triggering event occurred resulting in an upward adjustment to the dividend rate from 15% to 25%. We recorded a loss on the change in the estimated fair value of the derivative liability associated with the Series D Preferred Stock of $8.7 million for the year ended December 31, 2016, which was recorded in non-operating expense in our consolidated statements of operations.

During 2016, Discover converted all of its remaining 963 shares of Series D Preferred Stock into a total of 192,600 shares of our common stock and we issued an additional 4,542,989 shares of common stock as payment of dividends and conversion premium. We recorded a proportionate amount of the Series D Preferred Stock as a deemed dividend of approximately $8.0 million upon conversion, which was charged to additional paid-in capital in the consolidated balance sheets. As of December 31, 2016, we had no Series D Preferred Stock outstanding as we had met our obligations under the Purchase Agreements.

Below is the activity for the Company’s Series D Preferred Stock issuances for the periods presented ($ in thousands, except share amounts):

	Shares	Amount
Balance at January 1, 2016	963	$1,659
Accretion of Series D Preferred Stock	-	7,973
Conversion of Series D Preferred Stock	(963)	(9,632)
Balance at December 31, 2016	-	$-

(g) Nasdaq Listing Compliance Matters

On December 1, 2017, we received a letter from the Listing Qualifications Department of The NASDAQ Stock Market LLC (“NASDAQ”) notifying us that our common stock did not maintain a minimum closing bid price of $1.00 per share for the preceding 30 consecutive business days as required by NASDAQ Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). The notice has no immediate effect on the listing or trading of our common stock and the common stock will continue to trade on The NASDAQ Capital Market under the symbol “IMNP” at this time.

In accordance with NASDAQ Listing Rule 5810(c)(3)(A), we have a grace period of 180 calendar days, or until June 2, 2018, to regain compliance with NASDAQ Listing Rule 5550(a)(2). Compliance can be achieved automatically and without further action if the closing bid price of our stock is at or above $1.00 for a minimum of 10 consecutive business days at any time during the 180-day compliance period, in which case NASDAQ will notify us of our compliance and the matter will be closed.

We may be eligible for additional time to comply if we do not achieve compliance with the Minimum Bid Price Requirement by June 2, 2018. In order to be eligible for such additional time, we will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The NASDAQ Capital Market, with the exception of the Minimum Bid Price Requirement, and must notify NASDAQ in writing of our intention to cure the deficiency during the second compliance period.

On February 7, 2018, the Disciplinary Board of NASDAQ Stockholm informed us that it decided to delist our shares from trading eligibility on NASDAQ First North effective March 29, 2017. The delisting does not affect our trading status on the NASDAQ Capital Market in the United States.

The Nasdaq First North Disciplinary Board noted that we were not in compliance with certain of the regulations of First North Premier over a prolonged period. The Disciplinary Board acknowledged that we have recently taken measures to insure compliance. However, these measures are insufficient to rectify the numerous prior breaches of the Rule Book. Consequently, the Disciplinary Committee has decided to remove our shares from trading on NASDAQ Stockholm.

(h) Performance Based Options

On May 6, 2015, our Board of Directors, pursuant to the recommendation of the Compensation Committee of the Board of Directors of the Company (“Compensation Committee”), granted an option to purchase up to 12,500 shares of our common stock to Dr. Daniel G. Teper, our former Chief Executive Officer, as performance-based compensation.  The performance-based options were granted at an exercise price of $37.40 per share and will vest upon achievement of certain operational, financing and partnership objectives. We recorded a charge to stock compensation expense of $0.2 million for the year ended December 31, 2016 because we determined that the achievement of the performance options vesting criteria was deemed to be probable. In April 2017, these options were forfeited in connection with Dr. Teper’s resignation as Chief Executive Officer as the performance targets were not met.

(i) Equity Incentive Plan

Shareholders approved our 2015 Equity Incentive Plan (the “2015 Plan) on December 9, 2015 at our Annual Meeting of Stockholders. The 2015 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code, to our employees and for the grant of non-statutory stock options, restricted stock, restricted stock units, performance-based awards and cash awards to our employees, directors and consultants. Our Board of Directors determines the terms of grants under the 2015 Plan. A total of 250,000 shares of our common stock is reserved for issuance pursuant to the 2015 Plan. No 2015 Plan participant may be granted an option to purchase more than 37,500 shares in any fiscal year. Options issued pursuant to the 2015 Plan have a maximum maturity of 10 years.  The 2015 Plan will expire on November 12, 2025. On December 24, 2015, we filed a Registration Statement on Form S-8 (Registration No. 333-208754), which registered the 250,000 common shares that may be issued or sold under the plan. On December 20, 2016, an Amended and Restated 2015 Plan was approved at our 2016 Annual Meeting of Stockholders increasing the amount of shares authorized under the 2015 Plan from 250,000 shares to 750,000 shares.

In May 2017, our Board of Directors approved a resolution to increase the amount of shares authorized under our 2015 Equity Incentive Plan from 750,000 to 1,250,000 and to increase the share limit on anuual awards to any single participant (whether an employee, director or consultant) in any fiscal year.

On February 15, 2018, our shareholders approved an amendment to the 2015 Plan to increase the number of shares issuable under the plan to 3,500,000 and to eliminate the share limit on annual awards to any single participant (whether an employee, director or consultant) in any fiscal year.

(j) Employee Stock Purchase Plan

The Employee Stock Purchase Plan (the “ESPP”) is implemented by offerings of rights to all eligible employees from time to time. Unless otherwise determined by our Board of Directors, common stock is purchased for accounts of employees participating in the ESPP at a price per share equal to the lower of (i) 85% of the fair market value of a share of our common stock on the first day of offering or (ii) 85% of the fair market value of a share of the our common stock on the last trading day of the purchase period. Each offering period will have six-month duration. There were no shares issued under the ESPP during the years ended December 31, 2017 and 2016, and no expense has been recorded. A total of 49,902 shares are available for issuance under the ESPP as of December 31, 2017.